The American Funds Group(r)

THE CASH MANAGEMENT TRUST OF AMERICA
THE U.S. TREASURY MONEY FUND OF AMERICA
THE TAX-EXEMPT MONEY FUND OF AMERICA

Annual Report
for the year ended September 30, 2000
[watermark:  fund names]


These are three of the 29 American Funds, the nation's third-largest mutual fund family. For nearly seven decades, Capital Research and Management Company, the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

THE CASH MANAGEMENT TRUST OF AMERICA

The Cash Management Trust of America(r) seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in high-quality short-term money market instruments.

THE U.S. TREASURY MONEY FUND OF AMERICA

The U.S. Treasury Money Fund of America(sm) seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in U.S. Treasury securities maturing in one year or less.

THE TAX-EXEMPT MONEY FUND OF AMERICA

The Tax-Exempt Money Fund of America(sm) seeks to provide income free from federal taxes, while preserving capital and maintaining liquidity, through investments in high-quality municipal securities with effective maturities of one year or less.


[begin mountain chart]
SEVEN-DAY ANNUALIZED RATES(1), FEDERAL FUNDS RATE AND THE CONSUMER PRICE INDEX For the months ended September 30, 1995 - September 30, 2000

           Federal        Tax-Exempt         Cash Management     U.S. Treasury      Consumer Price
           Funds Rate     Money Fund (2)     Trust               Money Fund (3)     Index (inflation)

Sep-95     5.75           5.28               5.26                4.86               2.54

Oct-95     5.75           5.15               5.27                4.85               2.81

Nov-95     5.75           5.17               5.30                4.75               2.61

Dec-95     5.50           5.56               5.14                4.68               2.54

Jan-96     5.25           4.55               5.08                4.62               2.73

Feb-96     5.25           4.44               4.78                4.43               2.65

Mar-96     5.25           4.42               4.77                4.41               2.84

Apr-96     5.25           4.78               4.89                4.53               2.90

May-96     5.25           4.85               4.79                4.39               2.89

Jun-96     5.25           4.64               4.77                4.47               2.75

Jul-96     5.25           4.64               4.80                4.53               2.95

Aug-96     5.25           4.67               4.76                4.53               2.88

Sep-96     5.25           4.85               4.82                4.57               3.00

Oct-96     5.25           4.65               4.75                4.50               2.99

Nov-96     5.25           4.77               4.72                4.44               3.26

Dec-96     5.25           5.02               4.87                4.38               3.32

Jan-97     5.25           4.64               4.77                4.39               3.04

Feb-97     5.25           4.55               4.63                4.40               3.03

Mar-97     5.50           4.54               4.85                4.69               2.76

Apr-97     5.50           5.15               5.06                4.86               2.50

May-97     5.50           5.12               5.11                4.87               2.23

Jun-97     5.50           5.18               5.13                4.76               2.30

Jul-97     5.50           5.03               5.05                4.78               2.23

Aug-97     5.50           4.85               5.04                4.67               2.23

Sep-97     5.50           5.15               5.07                4.45               2.15

Oct-97     5.50           5.10               5.03                4.62               2.08

Nov-97     5.50           5.15               4.91                4.66               1.83

Dec-97     5.50           5.30               5.36                4.70               1.70

Jan-98     5.50           4.87               5.03                4.39               1.57

Feb-98     5.50           4.57               4.95                4.43               1.44

Mar-98     5.50           4.83               5.03                4.57               1.37

Apr-98     5.50           5.07               4.84                4.35               1.44

May-98     5.50           4.72               5.05                4.48               1.69

Jun-98     5.50           4.85               5.09                4.38               1.68

Jul-98     5.50           4.80               4.97                4.43               1.68

Aug-98     5.50           4.64               4.94                4.38               1.62

Sep-98     5.25           4.77               4.99                4.35               1.49

Oct-98     5.00           4.22               4.74                3.81               1.49

Nov-98     4.75           4.11               4.49                3.72               1.55

Dec-98     4.75           4.34               4.73                3.89               1.61

Jan-99     4.75           3.68               4.47                3.80               1.67

Feb-99     4.75           3.68               4.34                3.83               1.61

Mar-99     4.75           3.79               4.23                3.83               1.73

Apr-99     4.75           4.19               4.26                3.75               2.28

May-99     4.75           4.22               4.34                3.82               2.09

Jun-99     5.00           4.30               4.35                3.79               1.96

Jul-99     5.00           4.17               4.57                4.00               2.14

Aug-99     5.25           4.37               4.75                4.24               2.26

Sep-99     5.25           4.80               4.61                4.32               2.63

Oct-99     5.25           4.74               4.95                4.11               2.56

Nov-99     5.50           5.00               5.00                4.49               2.62

Dec-99     5.50           5.66               5.32                4.47               2.68

Jan-00     5.50           4.49               5.37                4.58               2.74

Feb-00     5.75           4.49               5.20                4.48               3.22

Mar-00     6.00           4.83               5.46                5.08               3.76

Apr-00     6.00           5.76               5.48                5.07               3.07

May-00     6.50           5.86               5.65                5.05               3.19

Jun-00     6.50           6.26               6.06                5.20               3.73

Jul-00     6.50           5.81               5.99                5.21               3.66

Aug-00     6.50           5.98               6.04                5.60               3.41

Sep-00     6.50           6.34               6.06                5.64               3.45


- The Cash Management Trust of America
- The U.S. Treasury Money Fund of America
- The Tax-Exempt Money Fund of America
- Federal Funds Rate
- Consumer Price Index (12-month change)
[end mountain chart]



Your funds' seven-day yields as of September 30, 2000, were as follows:

The Cash Management Trust of America                              +6.06%
The U.S. Treasury Money Fund of America                           +5.64%
The Tax-Exempt Money Fund of America                              +3.83%
The Tax-Exempt Money Fund of America (taxable                     +6.34%
equivalent yield)(2)

(1) Equivalent to Securities and Exchange Commission yield.
(2) Represents the fund's taxable equivalent yield calculated at the maximum 39.6% federal tax rate.
(3) Because income paid by The U.S. Treasury Money Fund of America is exempt from state and local taxes in most states, the fund's taxable equivalent yield would be higher than the rates shown in the chart.


FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURNS WILL VARY. ALTHOUGH THE FUNDS ATTEMPT TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO GUARANTEE THAT THEY WILL BE ABLE TO DO SO. THEREFORE, YOU MAY LOSE MONEY. INVESTMENTS ARE NOT FDIC-INSURED, OR DEPOSITS OF, OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. Income from The Tax-Exempt Money Fund of America may be subject to state or local income taxes and/or federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable.



FELLOW SHAREHOLDERS:

The 12 months ended September 30, 2000, saw a shift in market sentiment that brought down the price of many equity securities, led by the previously high-flying Internet sector. Rising interest rates and earnings disappointments in a number of industries contributed to increased stock market volatility. Through most of the period, however, the U.S. economy grew at a robust pace and inflation fears were largely unrealized.

In August, the Federal Reserve issued a stern warning about inflationary pressures, produced by, for example, a short supply of some materials, tightening labor markets and a run-up in oil prices. At the same time, efforts by the Federal Reserve to engineer a "soft landing" slowdown in economic growth
- an effort that included six increases in short-term interest rates between June 1999 and May 2000 - appeared to be taking hold. These signs of change lead some forecasters to believe that the Fed will not push rates up any further. Some even predict that the economy will slow too quickly, so that the Fed's next move will be to reduce rates.

While the inflation rate has remained a relatively moderate 3.45% over the past 12 months (as measured by the Consumer Price Index), it did increase from the previous year's rate of 2.63%. Throughout this somewhat unpredictable period, your money market funds have generated solid returns that outpaced the rate of inflation by a wide margin*:

THE FUNDS' RESULTS

THE CASH MANAGEMENT TRUST OF AMERICA provided an income return of 5.66% with dividends reinvested over the fiscal year ended September 30.

THE U.S. TREASURY MONEY FUND OF AMERICA registered an income return of 5.00% including reinvested dividends. Because all of the fund's earnings are derived from investments in U.S. Treasury securities, the income paid by the fund is exempt from state and local taxes in most states.

THE TAX-EXEMPT MONEY FUND OF AMERICA produced a federally tax-free income return of 3.29% with dividends reinvested. This return is equivalent to a return of 5.45% for investors in the 39.6% federal tax bracket. A portion of this income may also be exempt from state and local taxes.

THE MARKET'S WILD RIDE

Investors who enthusiastically bid up the price of a long list of Internet and other technology stocks during calendar 1999 and early 2000 have received a tough lesson in recent months. The Nasdaq market, where most of those securities are listed, had gained 256% in 17 months before it went over the precipice last March and dropped 37% by May 23. It recovered somewhat but then began another steep decent in September, a trend that has continued in the weeks since the end of the funds' fiscal year. Other equity markets have declined, as well, but less severely.

Recent market activity dramatically underscores the important role that your money market fund can play in your overall investment portfolio. Whether used to provide a temporary place for your assets between longer term investments, as part of a regular investment program, or simply as a way to earn income on the cash-reserve portion of a balanced portfolio, your money market fund can be instrumental in helping you achieve your long-term financial goals.

We appreciate your choice of an American Funds money market fund for your investment portfolio. To learn more about your fund family and its investment adviser, Capital Research and Management Company, please turn to page 2. We look forward to reporting to you again in six months.

Cordially,

/s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
Chairman of the Boards

/s/ Abner D. Goldstine
Abner D. Goldstine
President

November 15, 2000

*The Tax-Exempt Money Fund of America's taxable equivalent yield in fiscal 2000 exceeded inflation for all tax brackets.



The Cash Management Trust of America now offers both Class A and Class B shares. (The U.S. Treasury Money Fund and The Tax-Exempt Money Fund offer Class A shares only.) See back cover for more information.



WHAT MAKES THE AMERICAN FUNDS DIFFERENT?


As a shareholder in any of our three money market funds, you are also a member of the American Funds, the nation's third-largest mutual fund family. You won't find us advertised, yet thousands of financial advisers recommend the American Funds for their clients' serious money - money set aside for education, a home, retirement and other important dreams.

What the 29 funds in our group have in common is a commitment to your best interests and the proven approach of our investment adviser, Capital Research and Management Company. In business since 1931, Capital's calling cards include:

A LONG TERM, VALUE-ORIENTED APPROACH:

Rather than follow short-term fads, we rely on our own intensive research to find well-managed companies with reasonably priced securities and solid, long-term potential. Despite our size, we offer relatively few funds compared with many large fund families, allowing us to maintain a careful focus on our objectives and enabling you to benefit from economies of scale.

AN UNPARALLELED GLOBAL RESEARCH EFFORT:

We opened our first overseas office in 1962, well before most mutual funds began investing internationally. Today, the American Funds draw on one of the industry's most globally integrated research networks. Capital Research spends substantial resources getting to know companies and industries around the world.

A MULTIPLE PORTFOLIO COUNSELOR SYSTEM:

More than 40 years ago, we developed a unique strategy for managing investments that blends teamwork with individual accountability. Every American Fund is divided among a number of portfolio counselors, each of whom manages his or her portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time, this method has contributed to consistency of results and continuity of management.

EXPERIENCED INVESTMENT PROFESSIONALS:

More than 75% of the portfolio counselors who serve the American Funds were in the investment business before the stock market decline of October 1987. Long tenure and experience through a variety of market conditions mean we aren't "practicing" with your money.

A COMMITMENT TO LOW OPERATING EXPENSES:

You can't control market returns, but you can control what you invest in and how much you pay to own it. American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, helping keep transaction costs and tax consequences contained.

A PORTFOLIO FOR EVERY INVESTOR

[illustration of a globe on the sand, with a sand dollar and a starfish next to the globe]

Most financial advisers suggest that investors balance their portfolios by investing across several types of investments. Which mix is right for you? That depends on a number of things - including your risk tolerance, investment time horizon and financial goals. The American Funds Group offers 29 funds with an array of investment objectives to help you and your financial adviser build a portfolio specifically tailored to your needs.

GROWTH FUNDS

Emphasis on long-term growth through stocks
AMCAP Fund(r)
EuroPacific Growth Fund(r)
The Growth Fund of America(r)
The New Economy Fund(r)
New Perspective Fund(r)
New World Fund(sm)
SMALLCAP World Fund(r)

GROWTH-AND-INCOME FUNDS
Emphasis on long-term growth and dividends through stocks
American Mutual Fund(r)
Capital World Growth and Income Fund(sm)
Fundamental Investors(sm)
The Investment Company of America(r)
Washington Mutual Investors Fund(sm)

EQUITY-INCOME FUNDS
Emphasis on above-average income and growth through stocks and/or bonds Capital Income Builder(r)
The Income Fund of America(r)

BALANCED FUND
Emphasis on long-term growth and current income through stocks and bonds American Balanced Fund(r)

INCOME FUNDS
Emphasis on current income through bonds
American High-Income Trust(sm)
The Bond Fund of America(sm)
Capital World Bond Fund(r)
Intermediate Bond Fund of America(r)
U.S. Government Securities Fund(sm)

TAX-EXEMPT INCOME FUNDS
Emphasis on tax-free current income through municipal bonds
American High-Income Municipal Bond Fund(r)
Limited Term Tax-Exempt Bond Fund of America(sm)
The Tax-Exempt Bond Fund of America(r)

State-specific tax-exempt funds
The Tax-Exempt Fund of California(r)
The Tax-Exempt Fund of Maryland(r)
The Tax-Exempt Fund of Virginia(r)


MONEY MARKET FUNDS
Seek stable monthly income through money market instruments
The Cash Management Trust of America(r)
The Tax-Exempt Money Fund of America(sm)
The U.S. Treasury Money Fund of America(sm)


We also offer a full line of retirement plans and variable annuities.

For more complete information about any of the American Funds, including charges and expenses, please obtain a prospectus from your financial adviser, download one from our Web site at www.americanfunds.com, or phone the funds' transfer agent, American Funds Service Company, at 800/421-0180. Please read the prospectus carefully before you invest or send money. For more information, ask your financial adviser for a copy of our brochure A Portfolio for Every Investor.



The Cash Management Trust of America
Investment Portfolio
September 30, 2000


                                                                                          Principal           Market
                                                                              Yield at       Amount            Value
                                                                           Acquisition         (000)            (000)
                                                                              --------     --------         --------

Certificates of Deposit  -  0.46%
National Westminster Bank PLC
  October 25, 2000                                                               6.52%    $  25,000     $     25,000
                                                                                                         ----------
Total Certificates of Deposit                                                                                 25,000
                                                                                                         ----------


Commercial Paper  -  71.64%
ABN AMRO North America Finance Inc.
  October 10, 2000                                                                 6.54      50,000           49,910
A.I. Credit Corp.
  October 20, 2000                                                                 6.54      50,000           49,820
Alcoa Inc.
  October 4, 2000                                                                  6.52      45,000           44,968
  October 24, 2000                                                                 6.53      50,000           49,784
American Express Credit Corp.
  October 19, 2000                                                                 6.54      50,000           49,828
  November 16, 2000                                                                6.54      25,000           24,788
American General Finance Corp.
  October 27, 2000                                                                 6.53      50,000           49,756
American Honda Finance Corp.
  October 12, 2000                                                                 6.53      50,000           49,892
  October 27, 2000                                                                 6.53      25,000           24,878
Anheuser-Busch Cos., Inc.
  November 3, 2000                                                                 6.52      37,000           36,774
  November 9, 2000                                                                 6.52      15,000           14,892
ANZ (Delaware) Inc.
  October 16, 2000                                                                 6.51      50,000           49,856
Asset Securitization Cooperative Corp.
  October 19, 2000 (1)                                                             6.54      50,000           49,828
  November 16, 2000 (1)                                                            6.55      25,000           24,788
AT&T Corp.
  October 30, 2000                                                                 6.53      30,000           29,838
  November 15, 2000                                                                6.54      45,000           44,627
Avon Capital Corp.
  October 11, 2000 (1)                                                             6.51      25,000           24,950
Bank of Nova Scotia
  October 3, 2000                                                                  6.57      25,000           24,986
  November 17, 2000                                                                6.53      25,000           24,784
Barclays U.S. Funding Corp.
  October 6, 2000                                                                  6.53      50,000           49,946
Bayerische Hypo-Und Vereinsbank AG
  October 4, 2000                                                                  6.56      25,000           24,982
  October 10, 2000                                                                 6.54      25,000           24,955
BellSouth Telecommunications, Inc.
  October 10, 2000                                                                 6.54      50,000           49,910
BMW US Capital Corp.
  October 11, 2000                                                                 6.54      30,000           29,940
  October 12, 2000                                                                 6.55      25,000           24,946
Campbell Soup Co.
  October 24, 2000                                                                 6.52      50,000           49,784
CDC Commercial Paper Corp.
  October 18, 2000 (1)                                                             6.52      25,000           24,919
Chevron USA Inc.
  October 25, 2000                                                                 6.52      50,000           49,775
Ciesco LP
  November 2, 2000                                                                 6.54      50,000           49,703
CIT Group, Inc.
  November 1, 2000                                                                 6.54      50,000           49,711
  November 6, 2000                                                                 6.56      50,000           49,666
Coca-Cola Co.
  October 19, 2000                                                                 6.53      50,000           49,829
  November 3, 2000                                                                 6.51      50,000           49,695
Colgate-Palmolive Co.
  November 13, 2000 (1)                                                            6.54      32,000           31,747
Den Danske Corp. Inc.
  October 12, 2000                                                                 6.51      25,000           24,946
  October 16, 2000                                                                 6.53      25,000           24,928
  October 18, 2000                                                                 6.51      25,000           24,919
Deutsche Bank Financial Inc.
  October 23, 2000                                                                 6.52      50,000           49,793
Dresdner U.S. Finance Inc.
  October 16, 2000                                                                 6.53      50,000           49,856
Duke Energy Corp.
  October 3, 2000                                                                  6.56      40,000           39,978
E.I. Du Pont de Nemours and Co.
  October 13, 2000                                                                 6.52      25,000           24,941
  October 24, 2000                                                                 6.51      25,000           24,892
Eksportfinans ASA
  October 10, 2000                                                                 6.53      50,000           49,910
Emerson Electric Co.
  November 17, 2000 (1)                                                            6.53      50,000           49,568
Equilon Enterprises LLC
  October 3, 2000                                                                  6.53      21,000           20,989
  November 6, 2000                                                                 6.54      25,000           24,833
Exxon Imperial U.S. Inc.
  October 26, 2000 (1)                                                             6.52      25,000           24,883
Ford Motor Credit Co.
  October 6, 2000                                                                  6.57      25,000           24,973
  October 12, 2000                                                                 6.55      50,000           49,891
Gannett Co., Inc.
  October 13, 2000 (1)                                                             6.55      50,000           49,882
  October 16, 2000 (1)                                                             6.52      50,000           49,856
General Electric Capital Corp.
  October 16, 2000                                                                 6.54      25,000           24,928
  October 19, 2000                                                                 6.53      25,000           24,914
  October 30, 2000                                                                 6.54      25,000           24,865
General Motors Acceptance Corp.
  October 6, 2000                                                                  6.55      50,000           49,946
  October 18, 2000                                                                 6.53      50,000           49,838
Gillette Co.
  October 5, 2000 (1)                                                              6.56      25,000           24,977
Halifax PLC
  October 11, 2000                                                                 6.51      50,000           49,901
Hewlett-Packard Co.
  October 16, 2000                                                                 6.50      25,000           24,928
Household Finance Corp.
  October 26, 2000                                                                 6.53     100,000           99,531
IBM Credit Corp.
  October 3, 2000                                                                  6.58      50,000           49,973
  October 11, 2000                                                                 6.54      50,000           49,901
International Lease Finance Corp.
  October 2, 2000                                                                  6.57      40,000           39,986
  October 6, 2000                                                                  6.54      25,000           24,973
John Hancock Capital Corp.
  October 2, 2000 (1)                                                              6.50      10,000            9,996
  October 6, 2000 (1)                                                              6.50      20,000           19,978
Johnson & Johnson
  October 20, 2000 (1)                                                             6.50      25,000           24,910
Kellogg Co.
  November 14, 2000                                                                6.53      50,000           49,596
Kimberly-Clark Corp.
  October 27, 2000 (1)                                                             6.53      45,000           44,781
Lucent Technologies Inc.
  October 5, 2000                                                                  6.53      35,000           34,968
Merck & Co., Inc.
  October 23, 2000                                                                 6.51      50,000           49,793
Minnesota Mining & Manufacturing Co.
  October 20, 2000                                                                 6.49      25,000           24,910
Monte Rosa Capital Corp.
  October 17, 2000 (1)                                                             6.56      50,000           49,846
Motiva Enterprises LLC
  October 27, 2000                                                                 6.53      25,000           24,878
  November 13, 2000                                                                6.54      20,000           19,842
Motorola Credit Corp.
  October 6, 2000                                                                  6.55      25,000           24,973
  October 26, 2000                                                                 6.51      25,000           24,883
Panasonic Finance America Inc.
  October 2, 2000 (1)                                                              6.58      25,000           24,991
  October 11, 2000 (1)                                                             6.53      25,000           24,950
Park Avenue Receivables Corp.
  October 3, 2000 (1)                                                              6.56      25,000           24,986
  October 6, 2000 (1)                                                              6.54      25,000           24,973
  October 11, 2000 (1)                                                             6.55      50,000           49,900
Pharmacia Corp.
  October 2, 2000                                                                  6.59      25,000           24,991
  October 4, 2000                                                                  6.51      20,000           19,986
  October 17, 2000                                                                 6.53      30,000           29,908
Preferred Receivables Funding Corp.
  October 13, 2000 (1)                                                             6.54      35,000           34,918
  October 18, 2000 (1)                                                             6.55      45,010           44,863
  October 26, 2000 (1)                                                             6.55      20,000           19,906
Rio Tinto America, Inc.
  November 1, 2000 (1)                                                             6.55      25,000           24,856
  November 20, 2000 (1)                                                            6.55      15,000           14,862
Royal Bank of Canada
  October 12, 2000                                                                 6.52      50,000           49,892
SBC Communications Inc.
  October 18, 2000 (1)                                                             6.54      48,000           47,844
  November 16, 2000 (1)                                                            6.54      25,000           24,789
Sony Capital Corp.
  October 2, 2000 (1)                                                              6.54      50,000           49,982
Svenska Handelsbanken Inc.
  October 23, 2000                                                                 6.53      50,000           49,792
Texaco Inc.
  October 10, 2000                                                                 6.54      50,000           49,910
Total Fina Elf SA
  November 8, 2000 (1)                                                             6.54      40,000           39,719
Toyota Motor Credit Corp.
  October 13, 2000 (1)                                                             6.52      45,000           44,894
Tribune Co.
  November 2, 2000 (1)                                                             6.53      50,000           49,698
United Technologies Corp.
  October 23, 2000 (1)                                                             6.53      25,000           24,896
USAA Capital Corp.
  October 12, 2000                                                                 6.51      20,000           19,957
  November 9, 2000                                                                 6.54      15,000           14,892
  November 15, 2000                                                                6.53      20,000           19,835
Verizon Network Funding Co.
  October 4, 2000                                                                  6.54      50,000           49,964
Wal-Mart Stores, Inc.
  October 3, 2000 (1)                                                              6.54      27,000           26,985
  October 23, 2000 (1)                                                             6.51      25,000           24,897
Wells Fargo & Co.
  October 20, 2000                                                                 6.52      25,000           24,910
  October 27, 2000                                                                 6.53      25,000           24,878
                                                                                                         ----------
Total Commercial Paper                                                                                     3,881,332
                                                                                                         ----------

Federal Agency Discount Notes  -  27.41%
Fannie Mae
  October 5, 2000                                                                  6.56      50,000           49,955
  October 20, 2000                                                                 6.60      10,000            9,964
  October 25, 2000                                                                 6.57      50,000           49,777
Federal Home Loan Banks
  October 4, 2000                                                                  6.55      50,000           49,964
  October 18, 2000                                                                 6.54      50,000           49,840
  October 20, 2000                                                                 6.58     100,000           99,643
  October 25, 2000                                                                 6.58      50,000           49,777
  November 17, 2000                                                                6.56      30,000           29,744
  November 22, 2000                                                                6.57     105,000          103,997
  December 1, 2000                                                                 6.58      65,500           64,766
Freddie Mac
  October 3, 2000                                                                  6.56      85,000           84,955
  October 5, 2000                                                                  6.57      60,800           60,746
  October 10, 2000                                                                 6.59      75,000           74,866
  October 13, 2000                                                                 6.60      84,500           84,303
  October 17, 2000                                                                 6.59     165,500          164,997
  October 24, 2000                                                                 6.55      40,000           39,829
  October 31, 2000                                                                 6.58      50,000           49,724
  November 7, 2000                                                                 6.57     100,000           99,324
  November 14, 2000                                                                6.56      50,000           49,600
  November 21, 2000                                                                6.57      95,000           94,109
Sallie Mae
  December 21, 2000 (2)                                                            6.71      25,000           24,997
  January 18, 2001 (2)                                                             6.63      50,000           49,992
  February 15, 2001 (2)                                                            6.53      50,000           49,981
                                                                                                         ----------
Total Federal Agency Discount Notes                                                                        1,484,850
                                                                                                         ----------
Total Investment Securities   (cost:$5,391,232,000)                                                        5,391,182
Excess of cash and receivables over payables                                                                  26,816
                                                                                                         ----------
NET ASSETS                                                                                                $5,417,998
                                                                                                         ----------

(1) Restricted securities that can be resold only to institutional investors.
In practice, these securities are as liquid as
 unrestricted securities in the portfolio.
(2) Coupon rate changes weekly; description of issue and yield at acquisition reflect current coupon rate.

See Notes to Financial Statements

THE CASH MANAGEMENT TRUST OF AMERICA
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
at September 30, 2000                                                                 (dollars in          thousands)
Assets:
Investment securities at market
 (cost:  $5,391,232)                                                                                       $5,391,182
Receivables for--
 Sales of fund's shares                                                                   $71,299
 Accrued interest                                                                           1,566
 Other                                                                                          4              72,869

                                                                                                            5,464,051
Liabilities:
Payables for--
 Repurchases of fund's shares                                                              41,919
 Dividends on fund's shares                                                                 1,749
 Management services                                                                        1,264
 Other expenses                                                                             1,121              46,053

Net Assets at September 30, 2000 (unlimited shares authorized)                                             $5,417,998

Class A shares
 Equivalent to $1.00 per share
 Net assets                                                                                                $5,417,201
 Shares outstanding                                                                                     5,417,179,577
Class B shares
 Equivalent to $1.00 per share
 Net assets                                                                                                      $797
 Shares outstanding                                                                                           796,991



STATEMENT OF OPERATIONS
for the year ended September 30, 2000                                                 (dollars in          thousands)

Investment Income:
Income:
 Interest                                                                                                    $345,505

Expenses:
 Management services fee                                                                  $16,005
 Distribution expenses- Class A                                                             4,348
 Distribution expenses- Class B                                                                 2
 Transfer agent fee- Class A                                                                9,914
 Transfer agent fee- Class B                                                                  -
 Reports to shareholders                                                                      356
 Registration statement and prospectus                                                      1,030
 Postage, stationery and supplies                                                           2,251
 Trustees' fees                                                                                47
 Auditing and legal fees                                                                       49
 Custodian fee                                                                                363
 Taxes other than federal income tax                                                           74              34,439
 Net investment income                                                                                        311,066

Change from Unrealized Appreciation to
 Unrealized Depreciation on Investments:
Net unrealized appreciation (depreciation)
 on investments:
 Beginning of year                                                                             32
 End of year                                                                                  (50)
  Net change from unrealized appreciation to unrealized
   depreciation on investments                                                                                    (82)

Net Increase in Net Assets
 Resulting from Operations                                                                                   $310,984




STATEMENT OF CHANGES IN NET ASSETS                                                    (dollars in          thousands)

                                                                                       Year Ended        September 30

                                                                                             2000                1999

Operations:
Net investment income                                                                    $311,066            $231,655
Net unrealized appreciation (depreciation)
 on investments                                                                               (82)                 16
 Net increase in net assets
  resulting from operations                                                               310,984             231,671

Dividends Paid to Shareholders:
Class A                                                                                  (310,985)           (231,656)
Class B                                                                                       (10)                  0
 Total dividends paid to shareholders                                                    (310,995)           (231,656)

Capital Share Transactions:
 Proceeds from shares sold                                                             15,732,691          14,382,799
 Proceeds from shares issued in reinvestment
  of net investment income dividends                                                      285,391             215,273
 Cost of shares repurchased                                                           (16,463,123)        (13,338,942)
 Net (decrease) increase in net assets resulting
  from capital share transactions                                                        (445,041)          1,259,130

Total (Decrease) Increase in Net Assets                                                  (445,052)          1,259,145

Net Assets:
Beginning of year                                                                       5,863,050           4,603,905

End of year                                                                            $5,417,998          $5,863,050





See Notes to Financial Statements


 Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Cash Management Trust of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaing liquidity, through investments in high-quality short-term money market instruments. The fund offers Class A and Class B shares. Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares have higher distribution expenses and transfer agent fees than Class A shares. Class B shares are automatically converted to Class A shares eight years after the date of purchase. Holders of both classes of shares have equal pro rata rights to assets and identical voting, dividend, liquidation and other rights, except that each class bears different distribution and transfer agent expenses, and each class shall have exclusive rights to vote on matters affecting only their class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

NET ASSET VALUE - The fund uses the penny-rounding method of valuing its shares, in accordance with Securities and Exchange Commission (SEC) rules. This method permits the fund to maintain a constant net asset value of $1.00 per share, provided the market value of the fund's shares does not deviate from $1.00 by more than one-half of 1% and the fund complies with other restrictions set forth in the SEC rules.

SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees. The ability of the issuers of the fixed-income securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -
Security transactions are accounted for as of the trade date. Interest income is recognized on an accrual basis. Market discounts, premiums, and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

DIVIDENDS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

ALLOCATIONS - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily between Class A and Class B based on their relative net asset values. Distribution expenses, transfer agent fees and any other class-specific expenses are accrued daily and charged to the applicable share class.

2. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund.

 As of September 30, 2000, net unrealized depreciation on investments for book and federal income tax purposes aggregated $50,000, of which all related to depreciated securities. The cost of portfolio securites for book and federal income tax purposes was $5,391,232,000 at September 30, 2000.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $16,005,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company
(CRMC), with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on the following rates and net asset levels:

                           NET ASSET LEVEL

Rate                       In                         Up to
                           Excess
                           of

0.32%                      $0                         $1 billion
0.29                        1 billion                 2 billion
0.27                        2 billion

DISTRIBUTION EXPENSES - The fund has adopted plans of distribution with American Funds Distributors, Inc. (AFD) under which it may finance activities primarily intended to sell fund shares, provided the categories of expenses are approved in advance by the fund's Board of Trustees. The plans provide for aggregate annual expense limits of 0.15% of net assets for Class A shares, and 0.90% of net assets for Class B shares.

 For Class A shares, approved categories of expense include dealer service fees of up to 0.15% of net assets. For the year ended September 30, 2000, aggregate distribution expenses were $4,348,000, or 0.08% of net assets attributable to Class A shares.

For Class B shares, approved categories of expense include fees of 0.75% per annum payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. Also included are service fees of 0.15% per annum. These fees are paid to AFD to compensate AFD for paying service fees to qualified dealers. For the year ended September 30, 2000, aggregate distribution expenses were $2,000, or 0.90% of net assets attributable to Class B shares.

As of September 30, 2000, accrued and unpaid distribution expenses payable to AFD for Class A and Class B shares were $296,000 and $1,000, respectively.

TRANSFER AGENT FEE - A fee of $9,914,000 was incurred during the year ended September 30, 2000 pursuant to an agreement with American Funds Service Company
(AFS), the transfer agent for the fund.

DEFERRED TRUSTEES' FEES - Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of September 30, 2000, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1993), net of any payments to Trustees, were $29,000.

AFFILIATED TRUSTEES AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers of the fund and certain Trustees are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

 4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, including maturities, of $47,067,597,000 and $47,903,032,000, repectively, during the year ended September 30, 2000.

 Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. During the year ended September 30, 2000, the custodian fee of $363,000 includes $18,000 that was paid by these credits rather than in cash.

Net assets consisted of the following:

                                                                 dollars in thousands
Capital paid in on shares of beneficial interest                                $5,417,976
Undistributed net Investment Income                                                      72
Net unrealized depreciation                                                           (50)
Net Assets                                                                      $5,417,998


Capital share transactions in the fund were as follows:

                                         Year Ended                                    Year ended
                                         September 30, 2000                            September 30, 1999
                                         Amount (000)                Shares            Amount (000)                Shares
Class A Shares:
  Sold                                     $15,730,750          15,730,750,102        $ 14,382,799        14,382,799,048
  Reinvestment of dividends                    285,383          285,383,370             215,273           215,272,362
  Repurchased                             (16,461,971)         (16,461,971,145)        (13,338,942)      (13,338,941,818)
   Net (decrease) increase in Class A        (445,838)         (445,837,673)            1,259,130         1,259,129,592
Class B Shares*:
  Sold                                          1,941           1,940,764                   -                     -
  Reinvestment of dividends                         8           8,464                       -                     -
  Repurchased                                  (1,152)          (1,152,237)                 -                     -
   Net increase in Class B                        797            796,991                    -                     -
Total net (decrease) increase in fund     $   (445,041)         (445,040,682)          $ 1,259,130         1,259,129,592

* Class B shares were not offered before March 15, 2000.

PER-SHARE DATA AND RATIOS (1)

                                                           Net asset                      Dividends
                                                               value,         Net        (from net
                                                            beginning   investment       investment
Year ended                                                    of year       income          income)
Class A:
2000                                                             $1.00   $.055 (2)           $(.055)
1999                                                              1.00         .045           (.045)
1998                                                              1.00         .050           (.050)
1997                                                              1.00         .049           (.049)
1996                                                              1.00         .050           (.050)

Class B:
2000                                                              1.00    .027 (2)            (.027)



                                                          Net asset                   Net assets,
                                                          value, end     Total        end of year
Year ended                                                  of year      return      (in millions)
Class A:
2000                                                         $1.00        5.66%         $5,417
1999                                                          1.00        4.59          5,863
1998                                                          1.00        5.15          4,604
1997                                                          1.00        5.03          3,527
1996                                                          1.00        5.06          3,304

Class B:
2000                                                          1.00        2.73            1


                                                           Ratio of     Ratio of
                                                           expenses    net income
                                                          to average   to average
Year ended                                                net assets   net assets
Class A:
2000                                                         .61%         5.53%
1999                                                          .58         4.52
1998                                                          .58         5.02
1997                                                          .57         4.93
1996                                                          .60         4.95

Class B:
2000                                                       1.43 (3)     5.21 (3)



(1) The years 1996 through 2000 represent, for Class A shares, fiscal years ended
September 30. The period ended 2000
represents, for Class B shares, the
199-day period ended September 30,
2000. Class B shares were not
offered before March 15, 2000. Total
return for Class B is based on activity
during the period and
thus is not representative of a full year.
  Total returns exclude all sales charges, including
contingent deferred sales charges.
(2) Based on average shares outstanding.
(3) Annualized.


Report of Independent Accountants

To the Board of Trustees and Shareholders of The Cash Management Trust of
America:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of The Cash Management Trust of America (the "Fund") at September 30, 2000, the results of its operations, the changes in its net assets and the per-share data and ratios for the years indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United Sates of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
Los Angeles, California
October 31, 2000


2000 Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, none of the dividends paid by the fund from net investment income were derived from interest on direct U.S. Treasury obligations.

Dividends received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2001 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2000 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.



The U.S. Treasury Money Fund of America
Investment Portfolio
September 30, 2000
                                                                                   Principal           Market
                                                                        Yield at      Amount            Value
                                                                     Acquisition       (000)            (000)
                                                                   -------------     -------    -------------
U.S. Treasury Securities - 101.95%

U.S. Treasury bills 10/5/00                                        6.02% - 6.20%     $16,635         $ 16,622
U.S. Treasury bills 10/12/00                                       5.98% - 6.18%      45,400           45,312
U.S. Treasury bills 10/19/00                                               6.16%      20,000           19,939
U.S. Treasury bills 10/26/00                                               6.18%       8,920            8,883
U.S. Treasury bills 11/2/00                                        6.05% - 6.25%      37,910           37,707
U.S. Treasury bills 11/9/00                                        6.11% - 6.27%      55,990           55,631
U.S. Treasury bills 11/16/00                                               6.09%      23,900           23,714
U.S. Treasury bills 11/24/00                                       6.11% - 6.32%      47,215           46,805
U.S. Treasury bills 11/30/00                                       6.08% - 6.14%      17,050           16,883
U.S. Treasury bills 12/7/00                                        6.10% - 6.16%      65,720           64,994
U.S. Treasury bills 12/14/00                                       6.13% - 6.16%      33,530           33,122
U.S. Treasury bills 12/21/00                                       6.17% - 6.18%       7,050            6,955
                                                                                                -------------
Total Investment Securities (cost: $376,483,000)                                                      376,567
Excess of payables over cash and receivables                                                           (7,194)
                                                                                                -------------
Net Assets                                                                                           $369,373
                                                                                                =============

See Notes to Financial Statements


The U.S. Treasury Money Fund of America
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
at September 30, 2000
(dollars in thousands)
Assets:
Investment securities at market
 (cost: $376,483)                                                               $376,567
Receivables for --
 Sales of fund's shares                                                            1,821

                                                                                 378,388
Liabilities:
Payables for --
 Bank overdraft                                                   $6,125
 Repurchases of fund's shares                                      2,626
 Dividends on fund's shares                                           85
 Management services                                                  91
 Other expenses                                                       88           9,015

Net Assets at September 30, 2000 --
 Equivalent to $1.00 per share on
 369,287,127 shares of beneficial
 interest issued and outstanding;
 unlimited shares authorized                                                    $369,373


STATEMENT OF OPERATIONS
for the year ended September 30, 2000
(dollars in thousands)
Investment Income:
Income:
 Interest                                                                        $23,590

Expenses:
 Management services fee                                          $1,296
 Distribution expenses                                               431
 Transfer agent fee                                                  623
 Reports to shareholders                                              13
 Registration statement and prospectus                               113
 Postage, stationery and supplies                                    140
 Trustees' fees                                                       17
 Auditing and legal fees                                              33
 Custodian fee                                                        37
 Taxes other than federal income tax                                   7           2,710
 Net investment income                                                            20,880

Increase in Unrealized Appreciation
 on Investments:
Net unrealized appreciation on investments:
 Beginning of year                                                    79
 End of year                                                          85

  Net increase in unrealized appreciation
    on investments                                                                     6

Net Increase in Net Assets Resulting
from Operations                                                                  $20,886


STATEMENT OF CHANGES IN NET ASSETS
(dollars in thousands)
                                                              Year ended    September 30

                                                                    2000            1999
Operations:
Net investment income                                            $20,880         $16,664
Net unrealized appreciation (depreciation)
 on investments                                                        6            (140)
 Net increase in net assets
  resulting from operations                                       20,886          16,524

Dividends Paid to Shareholders                                   (20,879)        (16,664)

Capital Share Transactions:
Proceeds from shares sold                                        840,272         774,656
Proceeds from shares issued in
 reinvestment of net investment income
 dividends                                                        19,527          15,677
 Cost of shares repurchased                                     (957,128)       (679,108)

 Net (decrease) increase net assets resulting
  from capital share transactions                                (97,329)        111,225

Total (Decrease) Increase Net Assets                             (97,322)        111,085

Net Assets:
Beginning of year                                                466,695         355,610

End of year                                                     $369,373        $466,695



See Notes to Financial Statements

 Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The U.S. Treasury Money Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in U.S. Treasury securities maturing in one year or less.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

NET ASSET VALUE - The fund uses the penny-rounding method of valuing its shares, in accordance with Securities and Exchange Commission (SEC) rules.
This method permits the fund to maintain a constant net asset value of $1.00 per share, provided the market value of the fund's shares does not deviate from $1.00 by more than one-half of 1% and the fund complies with other restrictions set forth in the SEC rules.

SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.

Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees. The ability of the issuers of the fixed-income securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Interest income is recognized on an accrual basis. Market discounts, premiums, and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

DIVIDENDS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

2. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund.

  As of September 30, 2000, net unrealized appreciation on investments for book and federal income tax purposes aggregated $85,000 of which all related to appreciated securities. The cost of portfolio securities for book and federal income tax purposes was $376,483,000 at September 30, 2000.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $1,296,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company
(CRMC), with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on the following rates and net asset levels:

                           Net Asset Level

Rate                       In Excess of               Up to

0.300%                     $  0                       $800 million

0.285%                      800 million


DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution with American Funds Distributors, Inc. (AFD), the fund may expend up to 0.15% of net assets annually for any activities primarily intended to sell fund shares, provided the categories of expense are approved in advance by the fund's Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. For the year ended September 30, 2000, aggregate distribution expenses under the Plan were $431,000 or .10% of net assets. As of September 30, 2000, accrued and unpaid distribution expenses payable to AFD were $30,000.

TRANSFER AGENT FEE - A fee of $623,000 was incurred during the year ended September 30, 2000 pursuant to an agreement with American Funds Service Company
(AFS), the transfer agent for the fund.

DEFERRED TRUSTEES' FEES -   Trustees who are unaffiliated with CRMC may elect
to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of September 30, 2000, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1993), net of any payments to Trustees, were $13,000.

AFFILIATED TRUSTEES AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers of the fund and certain Trustees are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES
The fund made purchases and sales of investment securities, including maturities, of $2,268,973,000 and $2,382,639,000, respectively, during the year ended September 30, 2000.

  Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. During the year ended September 30, 2000, the custodian fee of $37,000 includes $2,000 that was paid by these credits rather than in cash.

Net assets consisted of the following:

                                                                 dollars in thousands
Capital paid in on shares of beneficial interest                                  $369,287
Undistributed net Investment Income                                                       1
Net unrealized appreciation                                                              85
Net Assets                                                                        $369,373


Capital share transactions in the fund were as follows:

                                                     Year ended September 30, 2000
                                                 Amount (000)                                Shares

  Sold                                                                       $ 840,272   840,272,661
  Reinvestment of dividends                                            19,527             19,526,770
  Repurchased                                                        (957,128)          (957,128,378)
Total Net (Decrease) Increase in Fund                                       $  (97,329)  (97,328,947)


                                                     Year ended September 30, 1999
                                                 Amount (000)                                Shares

  Sold                                                                       $ 774,656   774,656,722
  Reinvestment of dividends                                            15,677             15,676,872
  Repurchased                                                        (679,108)          (679,107,911)
Total Net (Decrease) Increase in Fund                                        $ 111,225   111,225,683


The U. S. Treasury Fund of America
PER-SHARE DATA AND RATIOS
                                                       Net asset                      Dividends
                                                           value,         Net        (from net
                                                        beginning   investment       investment
Year ended                                                of year       income          income)
Class A : (1)
2000                                                     $   1.00     $.049(2)          $(.049)
1999                                                          1.00        .039            (.039)
1998                                                          1.00        .045            (.045)
1997                                                          1.00        .046            (.046)
1996                                                          1.00        .046            (.046)


                                                      Net asset                   Net assets,
                                                      value, end     Total        end of year
Year ended                                              of year      return      (in millions)
Class A : (1)
2000                                                   $   1.00          5.00%             $369
1999                                                     1.00             4.00              467
1998                                                     1.00             4.63              356
1997                                                     1.00             4.71              279
1996                                                     1.00             4.66              256

                                                       Ratio of     Ratio of
                                                       expenses    net income
                                                      to average   to average
Year ended                                            net assets   net assets
Class A : (1)
2000                                                     .62%            4.81%
1999                                                      .59             3.95
1998                                                      .59             4.49
1997                                                      .53             4.61
1996                                                      .65             4.53




(1) The fund offers Class A shares only.
(2) Based on average shares outstanding

Report of Independent Accountants

To the Board of Trustees and Shareholders of The U.S. Treasury Money Fund of
America:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of The U.S. Treasury Money Fund of America (the "Fund") at September 30, 2000, the results of its operations, the changes in its net assets and the per-share data and ratios for the years indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United Sates of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
Los Angeles, California
October 31, 2000


2000 Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, all of the dividends paid by the fund from net investment income were derived from interest on direct U.S. Treasury obligations.

Dividends received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2001 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2000 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.




The Tax-Exempt Money Fund of America
Investment Portfolio, September 30, 2000





                                                                                                 Principal       Market
                                                                                    Yield at        Amount        Value
Municipal Securities                                                             Acquisition         (000)        (000)
--------------------------------------------                                        --------      --------     --------
Alabama  -  1.27%
Industrial Development Board of the City of Montgomery
, Pollution Control and Solid Waste Disposal Revenue
Refunding Bonds (General Electric Company Project),                                     4.20%         $3,500    $   3,500
 Series 1990, 4.20% 10/2/00

Alaska  -  1.96%
City of Valdez:
Marine Terminal Revenue Refunding Bonds (ARCO
Transportation Alaska, Inc. Project), TECP:
1994 Series A, 4.15% 10/3/00                                                              4.15        1,700        1,700
1994 Series C, 4.25% 10/6/00                                                              4.25        1,000        1,000
Variable Rate Marine Terminal Revenue Refunding Bonds:
(Exxon Pipeline Company Project), 1993 Series C,                                          5.50        1,000        1,000
 5.50% 10/2/00*
(Mobil Alaska Pipeline Co. Project), 1993 Series A,                                       5.40        1,700        1,700
 5.40% 10/6/00*
Arizona  -  3.67%
Salt River Project Agricultural Improvement and Power
District, Promissory Notes, TECP:
Series A:
4.20% 10/4/00                                                                             4.20        1,500        1,500
4.10% 10/5/00                                                                             4.10        1,100        1,100
4.20% 11/1/00                                                                             4.20        2,500        2,500
Series B:
4.10% 10/4/00                                                                             4.11        2,000        2,000
4.10% 11/9/00                                                                             4.10        2,000        2,000
County of Apache, Industrial Development Revenue Bonds
(Tuscon Electric Power Co. Springerville
Project), 1983 Series A, 5.55% 10/06/00*                                                  5.55        1,000        1,000

Colorado  -  1.82%
General Fund Tax and Revenue Anticipation Notes,                                          4.29        5,000        5,023
Series 2000A, 5.00% 6/27/01

Delaware  -  1.09%
Economic Development Authority, Industrial Development
Revenue Bonds (Delaware Clean Power Project),
Series 1997D AMT, 5.85% 10/6/00*                                                          5.85        3,000        3,000

District of Columbia  -  3.48%
Multimodal Revenue Bonds (American National Red Cross                                     4.15        2,100        2,100
Issue), Series 2000, 4.15% 11/7/00
Variable Rate Revenue Bonds (National Academy of
Sciences Project), Series 1999 B, TECP:
4.25% 10/19/00                                                                            4.25        2,500        2,500
4.35% 10/23/00                                                                            4.35        2,500        2,500
4.20% 11/15/00                                                                            4.20        2,500        2,500

Florida  -  1.56%
City of Gainesville, Utilities System, Commercial                                         4.20        2,300        2,300
Paper Notes, Series C, TECP, 4.20% 10/16/00
University of South Florida Foundation, Inc.,                                             5.45        2,000        2,000
Certificates of Participation, Series 1999, 5.45% 10/6/00*

Georgia  -  0.91%
Municipal Electric Authority of Georgia Commercial
 Paper Program, Project One Bond Anticipation Notes,
Series 1985 A, TECP:
4.25% 10/13/00                                                                            4.25        1,500        1,500
4.10% 11/8/00                                                                             4.10        1,000        1,000

Illinois  -  1.09%
Illinois Development Finance Authority, Variable Rate
Demand Revenue Bonds, Series 1999 (Metropolitan
Family Services Project), 5.70% 10/6/00*                                                  5.70        3,000        3,000

Kentucky  -  3.34%
Pendleton County, Multi-County Lease Revenue Bonds
(Kentucky Association of Counties Leasing Trust
Program), Series 1989, Money Market Municipal, TECP:
4.20% 11/6/00                                                                             4.20        4,200        4,200
4.10% 11/7/00                                                                             4.10        3,000        3,000
4.05% 11/9/00                                                                             4.05        2,000        1,999

Louisiana  -  0.40%
South Louisiana Port Commission, Port Facility Revenue                                    5.65        1,100        1,100
Bonds (Holnam Inc. Project), Series 1997, AMT,
 5.65% 10/6/00*

Maryland  -  10.81%
Health and Higher Education Facilities Authority, Pooled
 Loan Program Revenue Notes (The Johns Hopkins Hospital),
 Series C, TECP:
4.05% 10/6/00                                                                             4.05        1,800        1,800
4.20% 10/6/00                                                                             4.20        1,000        1,000
4.20% 10/12/00                                                                            4.20        3,500        3,500
4.15% 10/13/00                                                                            4.15        1,500        1,500
4.15% 11/3/00                                                                             4.15        3,300        3,300
Anne Arundel County, Economic Development Revenue Bonds
(Baltimore Gas and Electric Co. Project), TECP:
Series 1985, 4.30% 10/3/00                                                                4.30        4,000        4,000
Series 1988, AMT:
4.25% 10/5/00                                                                             4.25        2,500        2,500
4.25% 11/3/00                                                                             4.25        1,300        1,300
4.20% 11/8/00                                                                             4.20        2,900        2,900
Baltimore County, Economic Development Revenue Bonds                                      4.20        1,100        1,100
(Baltimore Gas and Electric Co. Project), Series 1985,
 TECP, 4.20% 10/4/00
Montgomery County, Consolidated Commercial Paper Bond
Anticipation Notes, Series 1995, TECP:
4.20% 10/2/00                                                                             4.20        3,000        3,000
4.25% 10/12/00                                                                            4.25        3,900        3,900

Massachusetts  -  3.35%
General Obligation Bond Anticipation Notes, 2000                                          4.36        3,000        3,017
 Series A, 5.00% 9/6/01
Development Finance Agency, First Mortgage Revenue                                        5.45        4,500        4,500
Variable Rate Bonds (Lassell Village Project), Series
1998C, 5.45% 10/6/00*
Water Resources Authority, Series 1994, TECP,                                             4.20        1,700        1,700
4.20% 11/6/00

Michigan  -  0.73%
Municipal Bond Authority, Revenue Notes, Series                                           4.35        2,000        2,010
 2000C-2, 5.00% 8/23/01

Minnesota  -  2.91%
General Obligation State Various Purpose Bonds,                                           4.27        1,500        1,517
5.70% 8/1/01
City of Rochester, Health Care Facilities Revenue Bonds
(Mayo Foundation/Mayo Medical Center), Adjustable
Tender, TECP:
Series 1992A, 4.25% 11/2/00                                                               4.25        1,900        1,900
Series 1992B, 4.15% 10/11/00                                                              4.15        3,000        3,000
Series 1992C, 4.00% 11/1/00                                                               4.00        1,600        1,600

Missouri  -  2.54%
Higher Education Loan Authority, Adjustable Rate Demand                                   5.50        3,600        3,600
Student Loan Revenue Bonds, AMT, 5.50% 10/6/00*
City of Columbia, Special Obligation Insurance Reserve                                    5.55        3,400        3,400
 Bonds, Series 1998A, 5.55% 10/6/00*

New Mexico  -  1.46%
Tax and Revenue Anticipation Notes, Series 2000-2001,                                     4.31        4,000        4,018
 5.00% 6/29/01

New York  -  1.65%
State Housing Finance Agency, Revenue Bonds (Saxony                                       5.55        1,500        1,500
Housing), 1997 Series A, AMT, 5.55% 10/6/00*
Municipal Assistance Corporation For the City of New York:
Series 1997H, 5.00% 7/1/01                                                                4.28        1,860        1,870
Series 1999N, 5.00% 7/1/01                                                                4.28        1,160        1,166

North Carolina  -  2.29%
Educational Facilities Finance Agency, Revenue Bonds                                      5.50        2,800        2,800
(Duke University Project), Series 1992A, 5.50% 10/6/00*
Medical Care Commission Variable Rate Hospital
 Revenue Bonds
(Pooled Financing Project), Series 1996A, 5.55% 10/02/00*                                 5.55        1,005        1,005
Board of Governors of the University of North Carolina
at Chapel Hill, Athletic Facilities Revenue Bonds,
Series 1998, 5.70% 10/6/00*                                                               5.70        2,500        2,500

Ohio  -  4.32%
City of Cleveland, Subordinated Income Tax Variable Rate                                  5.40        4,420        4,420
Refunding Bonds, Series 1994, 5.40% 10/6/00*
County of Hamilton, Hospital Revenue Bonds (Bethesda                                      5.50        2,000        2,000
Hospital, Inc.), Series 1995, 5.50% 10/6/00*
Ohio State University, Revenue Bonds:
Series 1997, 5.40% 10/6/00*                                                               5.40        3,180        3,180
Series 1999B, 5.40% 10/6/00*                                                              5.40        2,300        2,300

Pennsylvania  -  6.03%
Higher Education Assistance Agency, Student Loan                                          5.70        2,000        2,000
Adjustable Rate Revenue Bonds, 1997 Series A, AMT,
 5.70% 10/6/00*
Delaware County Industrial Development Authority:
Pollution Control Revenue Refunding Bonds (Philadelphia                                   4.10        4,600        4,600
Electric Co. Project), 1998 Series A, FGIC Insured,
TECP, 4.10% 10/6/00
Solid Waste Revenue Bonds (Scott Paper Co. Project),                                      5.60        1,000        1,000
Series 1998C, 5.60% 10/6/00*
City of Philadelphia, Gas Works Revenue Notes, CP                                         4.20        2,000        2,000
Series C, 4.20% 10/3/00
Venango Industrial Development Authority, Resource
Recovery Revenue Bonds (Scrubgrass Project), Series
1990A, TECP, AMT:
4.50% 10/20/00                                                                            4.50        2,000        2,000
4.50% 10/24/00                                                                            4.50        3,500        3,500
4.30% 10/25/00                                                                            4.30        1,500        1,500

South Carolina  -  5.48%
Public Service Authority (Santee Cooper Hydroelectric
Project), TECP, Series 1983:
4.10% 10/3/00                                                                             4.10        4,000        4,000
4.10% 10/10/00                                                                            4.10        2,000        2,000
4.20% 11/1/00                                                                             4.20        2,000        2,000
4.25% 11/8/00                                                                             4.25        3,100        3,100
York County, Pollution Control Facilities Revenue                                         4.30        4,000        4,000
Refunding Bonds (Duke Power Co. Project), Series
1990, 4.30% 11/14/00

Tennessee  -  1.78%
General Obligation Bond Anticipation Notes, Series A,                                     4.20        1,100        1,100
4.20% 11/20/00
Public Building Authority of the County of Montgomery,
Adjustable Rate Pooled Financing Revenue Bonds
(Tennesse County Loan Pool), Series 1997, 5.70% 10/6/00*                                  5.70        3,800        3,800

Texas  -  19.54%
Tax and Revenue Anticipation Notes, Series 2000,                                          4.30        3,700        3,729
5.25% 8/31/01
Brazos Higher Education Authority Inc., Student Loan                                      5.50        1,000        1,000
Revenue Bonds, Series 1993 B-1, AMT, 5.50% 10/6/00*
Brazos River Authority, Collateralized Pollution
Control Revenue Refunding Bonds
Series 1994, TECP, AMT, 4.25% 11/7/00                                                     4.25        3,800        3,800
Series D, MBIA Insured,  AMT, 5.70% 10/6/00*                                              5.70        3,000        3,000
City of Brownsville Utility System, Series A, TECP:
4.05% 10/5/00                                                                             4.05        3,500        3,500
4.20% 10/11/00                                                                            4.20        1,900        1,900
4.20% 10/11/00                                                                            4.20        2,000        2,000
4.20% 11/2/00                                                                             4.20        2,000        2,000
4.10% 11/8/00                                                                             4.10        1,000        1,000
Harris County General Obligation Notes, TECP:
Series A, 4.20% 11/2/00                                                                   4.20        1,800        1,800
Series C, 4.25% 11/13/00                                                                  4.25        3,000        3,000
Series D:
4.20% 10/10/00                                                                            4.20        1,854        1,854
4.15% 10/12/00                                                                            4.15        2,204        2,204
4.10% 11/13/00                                                                            4.10        2,650        2,649
City of Houston, General Obligation Commercial Paper
Notes, TECP, Series A:
4.25% 10/10/00                                                                            4.25        4,500        4,500
4.20% 11/3/00                                                                             4.20        1,600        1,600
4.10% 11/10/00                                                                            4.10        1,500        1,500
City of Midlothian Industrial Development Corp.,
Variable Rate Demand Pollution Control Revenue Bonds
(Box-Crow Cement Co. Project), 5.55% 10/6/00*                                             5.55        4,300        4,300
South Texas Higher Education Authority, Inc. Student
Loan Revenue Bonds, Series 1997, MBIA Insured, AMT:
5.50% 10/6/00*                                                                            5.50        4,900        4,900
5.50% 10/6/00*                                                                            5.50        3,600        3,600

Utah  -  1.60%
Intermountain Power Agency Variable Rate Power Supply
Revenue Bonds, 1985 Series F, AMBAC Insured, TECP:
4.25% 12/04/00                                                                            4.25        2,400        2,399
4.25% 12/05/00                                                                            4.25        2,000        2,000

Virginia  -  0.54%
City of Norfolk, Industrial Development Authority,
Hospital Revenue Bonds (Sentara Hospitals -
Norfolk Project)
Series 1990A, TECP, 4.20% 10/2/00                                                         4.20        1,500        1,500

Washington  -  5.18%
Public Power Supply System, Project No. 1 Refunding
Electric Revenue Bonds:
Series 1991A, 6.875% 7/1/17 (Prerefunded 7/1/01)                                          4.31        3,000        3,113
Series 1993-1A, 5.45% 10/6/00*                                                            5.45        2,240        2,240
Port of Seattle:
Variable Rate General Obligation Bonds, Series                                            5.55        2,500        2,500
1985, 5.55% 10/6/00*
Subordinate Lien Revenue Notes, Series A, TECP:
4.20% 10/4/00                                                                             4.20        4,330        4,330
4.25% 10/13/00                                                                            4.25        2,100        2,100

West Virginia  -  2.36%
The County Commission of Marion County, Solid Waste
Disposal Facility Revenue Bonds,
1990 Series A (Grant Town Cogeneration Project),                                          5.65        1,500        1,500
AMT, 5.65% 10/6/00*
The County Commission of Putnam County, Solid Waste
Disposal Revenue Bonds (Toyota Motor Manufacturing
Project),
2000 Series A, AMT, 5.60% 10/6/00*                                                        5.60        5,000        5,000

Wisconsin  -  3.56%
General Obligation Bonds, TECP:
Series 1997A:
4.20% 11/6/00                                                                             4.20        3,423        3,423
4.10% 11/9/00                                                                             4.10        2,000        2,000
Series 1998A, 4.10% 11/10/00                                                              4.10        2,189        2,189
Series 1998B, 4.25% 11/3/00                                                               4.25        1,212        1,212
Transportation Revenue Commercial Paper Notes of 1997,                                    4.10        1,000        1,000
Series A, TECP, 4.10% 11/2/00

Wyoming  -  1.09%
Tax and Revenue Anticipation Notes, Series 2000A,                                         4.35        3,000        3,013
5.00% 6/27/01
                                                                                                                -------
Total Municipal Securities   (cost: $269,505,000)                                                                269,480
Excess of cash and receivables over payables                                                                       6,022
                                                                                                                -------
Net Assets                                                                                                       $275,502
                                                                                                                -------
*Coupon rate may change periodically; "yield at
acquisition" reflects current coupon rate.

See Notes to Financial Statements

The Tax-Exempt Money Fund of America
FINANCIAL STATEMENTS
STATEMENT OF ASSETS AND LIABILITIES
at September 30, 2000                                          (dollars in thousands)

Assets:
Investment securities at market
 (cost: $269,505)                                                                            $269,480
Cash                                                                                              742
Receivables for--
 Sales of fund's shares                                                        $4,955
 Accrued interest                                                               1,248           6,203

                                                                                              276,425
Liabilities:
Payables for--
 Repurchases of fund's shares                                                     634
 Dividends on fund's shares                                                        62
 Management services                                                               88
 Other expenses                                                                   139             923

Net Assets at September 30, 2000 --
 Equivalent to $1.00 per share on
 275,597,809 shares of beneficial
 interest issued and outstanding;
 unlimited shares authorized                                                                 $275,502

STATEMENT OF OPERATIONS
for the year ended September 30, 2000                          (dollars in thousands)

Investment Income:
Income:
 Interest                                                                                     $10,613

Expenses:
 Management services fee                                                       $1,055
 Distribution expenses                                                            123
 Transfer agent fee                                                               191
 Reports to shareholders                                                           13
 Registration statement and prospectus                                            122
 Postage, stationery and supplies                                                 112
 Trustees' fees                                                                    14
 Auditing and legal fees                                                           53
 Custodian fee                                                                     56
 Taxes other than federal income tax                                                8           1,747

 Net investment income                                                                          8,866

Change in Unrealized Depreciation
 on Investments:
Net unrealized depreciation
 on investments:
 Beginning of year                                                                (13)
 End of year                                                                      (24)

  Net change in unrealized
   depreciation on investments                                                                    (11)

Net Increase in Net Assets Resulting
 from Operations                                                                               $8,855


STATEMENT OF CHANGES IN NET ASSETS                             (dollars in thousands)


                                                                           Year ended    September 30
                                                                                 2000            1999
Operations:
Net investment income                                                        $  8,866        $  5,659
Net unrealized
 depreciation on investments                                                      (11)            (59)

 Net increase in net assets
  resulting from operations                                                     8,855           5,600

Dividends Paid to Shareholders                                                 (8,875)         (5,698)

Capital Share Transactions:
Proceeds from shares sold                                                     516,723         475,332
Proceeds from shares issued in
 reinvestment of net investment
 income dividends                                                               8,239           5,249
Cost of shares repurchased                                                   (504,880)       (423,237)

 Net increase in net assets
  resulting from capital share
  transactions                                                                 20,082          57,344

Total Increase in Net Assets                                                   20,062          57,246

Net Assets:
Beginning of year                                                             255,440         198,194


End of year                                                                  $275,502        $255,440




See Notes to Financial Statements


 Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Tax-Exempt Money Fund of America(the"fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income free from federal taxes, while preserving capital and maintaining liquidity, through investments in high-quality municipal securities with effective maturities of one year or less.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

NET ASSET VALUE - The fund uses the penny-rounding method of valuing its shares, in accordance with Securities and Exchange Commission (SEC) rules.
This method permits the fund to maintain a constant net asset value of $1.00 per share, provided the market value of the fund's shares does not deviate from $1.00 by more than one-half of 1% and the fund complies with other restrictions set forth in the SEC rules.

SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.

 Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees. The ability of the issuers of the fixed-income securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

 SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Interest income is recognized on the accrual basis. Market discounts, premiums, and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

DIVIDENDS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

2. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund.

 As of September 30, 2000, net unrealized depreciation on investments for book and federal income tax purposes aggregated $24,000; $1,000 related to appreciated securities and $25,000 related to depreciated securites. The cost of portfolio securities for book and federal income tax purposes was $269,505,000 at September 30, 2000.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $1,055,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company
(CRMC), with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on the following rates and net asset levels:

                           Net Asset Level

Rate                       In Excess of               Up to

 .39%                       $  0                       $200 million

 .37%                        200 million                600 million

 .33%                        600 million                1.2 billion

 .29%                        1.2 billion


DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution with American Funds Distributors, Inc. (AFD), the fund may expend up to 0.15% of net assets annually for any activities primarily intended to sell fund shares, provided the categories of expense are approved in advance by the fund's Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. For the year ended September 30, 2000, aggregate distribution expenses under the plan were $123,000 or .04% of net assets. As of September 30, 2000, accrued and unpaid distribution expenses payable to AFD were $9,000.

TRANSFER AGENT FEE - A fee of $191,000 was incurred during the year ended September 30, 2000 pursuant to an agreement with American Funds Service Company
(AFS), the transfer agent for the fund   .

DEFERRED TRUSTEES' FEES - Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of September 30, 2000, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1993), net of any payments to Trustees, were $13,000.

AFFILIATED TRUSTEES AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers of the fund and certain Trustees are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, including maturities, of $1,331,835,000 and $1,318,742,000, respectively, during the year ended September 30, 2000.

  Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. During the year ended September 30, 2000, the custodian fee of $56,000 includes $1,000 that was paid by these credits rather than in cash.

Net assets consisted of the following:

                                                                 dollars in thousands
Capital paid in on shares of beneficial interest                                  $275,598
Distributions in excess of net investment income                                      (72)
Net unrealized depreciation                                                           (24)
Net Assets                                                                        $275,502


Capital share transactions in the fund were as follows:

                                                 Year ended
                                         September 30, 2000
                                               Amount (000)            Shares

  Sold                                            $ 516,723       516,723,462
  Reinvestment of dividends                           8,239         8,238,698
  Repurchased                                      (504,880)     (504,879,768)
Total Net Increase in Fund                       $   20,082        20,082,392

                                                 Year ended
                                         September 30, 1999
                                               Amount (000)            Shares

  Sold                                            $ 475,332       475,331,901
  Reinvestment of dividends                           5,249         5,248,578
  Repurchased                                      (423,237)     (423,236,513)
Total Net Increase in Fund                       $   57,344        57,343,966


The Tax-Exempt Money fund of America
PER-SHARE DATA AND RATIOS


                                                        Net asset                       Dividends
                                                            value,          Net        (from net
                                                         beginning    investment       investment
Year ended                                                 of year        income          income)
Class A:(1)
2000                                                         $1.00     $.032 (2)          $(.032)
1999                                                           1.00         .025            (.025)
1998                                                           1.00         .029            (.029)
1997                                                           1.00         .029            (.029)
1996                                                           1.00         .029            (.029)




                                                       Net asset                    Net assets,
                                                       value, end      Total        end of year
Year ended                                              of year        return      (in millions)
Class A:(1)
2000                                                     $1.00         3.29%           $276
1999                                                      1.00         2.51            255
1998                                                      1.00         2.97            198
1997                                                      1.00         2.94            160
1996                                                      1.00         2.91            144

                                                       Ratio of      Ratio of
                                                     expenses to   expenses to
                                                      average net   average net      Ratio of
                                                       assets -      assets -         income
                                                      before fee     after fee      to average
Year ended                                               waiver        waiver       net assets
Class A:(1)
2000                                                      .64%          .64%                3.23%
1999                                                      .68           .65                  2.33
1998                                                      .71           .65                  2.94
1997                                                      .74           .65                  2.94
1996                                                      .77           .65                  2.88



(1) The fund offers Class A shares only.
(2) Based on average shares outstanding.


To the Board of Trustees and Shareholders of The Tax-Exempt Money Fund of
America:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of The Tax-Exempt Money Fund of America (the "Fund") at September 30, 2000, the results of its operations, the changes in its net assets and the per-share data and ratios for the years indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United Sates of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Los Angeles, California
October 31, 2000


2000 Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year.

Shareholders may exclude from federal taxable income any exempt-interest dividends paid from net investment income. All of the dividends paid from net investment income qualify as exempt-interest dividends.

Dividends received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2001 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2000 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.


SHAREHOLDER SERVICES

AMERICAN FUNDSLINE(R)
[illustration of a telephone handset]
Use our 24-hour automated phone system for fund information and transactions.

FUNDSLINE ONLINE(R)
[illustration of a computer]
Visit our Web site when you want to access your account, download a prospectus, or find fund information.

REDUCED SALES CHARGE
[illustration of two coins]
Larger purchases may qualify for a reduced sales charge. To help reach a breakpoint, you may -
- Add your present purchase to the value of all eligible household accounts and/or
- Add your present purchase to purchases you intend to make over 13 months Assets in money market funds generally do not apply when determining sales charges.

RETIREMENT PLANS
[illustration of a sign post, pointing towards IRA, Simple, and 401(k)]
A wide range of fund choices for individual and company-sponsored retirement plans.

AMERICAN FUNDSLINK(SM)
[illustration of a bank]
Link your fund account to your bank account for direct transfers between the two and to purchase shares using American FundsLine or FundsLine OnLine.

AUTOMATIC TRANSACTIONS
[illustration of a calendar stating the date July 9]
Use this service when you want to purchase, sell and exchange shares on a regular basis.

FLEXIBLE DIVIDEND OPTIONS
[illustration of a man]
Use your dividend and capital gain distributions to meet your changing needs. You may -
- Invest dividends and capital gain distributions back into the fund
- Diversify by investing dividends and capital gain distributions into another American Fund
- Take dividends in cash
- Have dividends paid directly to someone else
Because certain transactions have restrictions or tax consequences, please consult your financial adviser before requesting changes.

WOULD YOU LIKE MORE INFORMATION?
Your financial adviser will be happy to explain these services in greater detail, or you may contact American Funds Service Company.

To contact American Funds Service Company:
Shareholder Services Representative - 8 a.m. to 8 p.m. Eastern time -
800/421-0180

American FundsLine - 24-hour automated telephone system - 800/325-3590 FundsLine OnLine - Web site - www.americanfunds.com
By mail - Write to the service center nearest you.
(If you live outside the United States, please write to the Western service center.)

Western                                West Central
[illustration of western               [illustration of the west
portion of the United States]          central portion of the United
                                       States]
American Funds                         American Funds
Service Company                        Service Company
P.O. Box 2205                          P.O. Box 659522
Brea, CA 9282-2205                     San Antonio, TX 78265-9522

East Central                           Eastern
[illustration of the east              [illustration of the eastern
central portion of the United          portion of the United States
States of America]                     of America]
American Funds                         American Funds
Service Company                        Service Company
P.O. Box 6007                          P.O. Box 2280
Indianapolis, IN 46206-6007            Norfolk, VA 23501-2280

Please obtain the applicable prospectuses from your financial adviser or our Web site and read them carefully before investing or sending money. American Funds reserves the right to terminate or modify these services.

THE CASH MANAGEMENT TRUST OF AMERICA
THE U.S. TREASURY MONEY FUND OF AMERICA
THE TAX-EXEMPT MONEY FUND OF AMERICA


BOARD OF TRUSTEES

Ambassador Richard G. Capen, Jr.
Rancho Santa Fe, California
Corporate director and author; former United States
Ambassador to Spain; former Vice Chairman of the Board,
Knight-Ridder, Inc.; former Chairman of the Board and Publisher, The Miami Herald

H. Frederick Christie
Rolling Hills Estates, California
Private investor; former President and Chief Executive Officer,
The Mission Group; former President, Southern California
Edison Company

Don R. Conlan, South Pasadena, California
President (retired), The Capital Group Companies, Inc.

Diane C. Creel, Long Beach, California
President and Chief Executive Officer,
The Earth Technology Corporation
(international consulting engineering)

Martin Fenton, San Diego, California
Managing Director, Senior Resource Group, LLC
(development and management of senior living communities)

Leonard R. Fuller, Marina del Rey, California
President, Fuller Consulting (financial management consulting firm)

Abner D. Goldstine, Los Angeles, California
President of the funds
Senior Vice President and Director,
Capital Research and Management Company

Paul G. Haaga, Jr., Los Angeles, California
Chairman of the Boards of the funds
Executive Vice President and Director,
Capital Research and Management Company

Richard G. Newman, Los Angeles, California
Chairman of the Board and Chief Executive Officer,
AECOM Technology Corporation (architectural engineering)

Frank M. Sanchez, Los Angeles, California
Chairman of the Board and Chief Executive Officer,
The Sanchez Family Corporation dba McDonald's Restaurants
(McDonald's licensee)


OTHER OFFICERS

Neil L. Langberg, Los Angeles, California
Senior Vice President,
The Tax-Exempt Money Fund of America
Vice President - Investment Management Group,
Capital Research and Management Company

Teresa S. Cook, Los Angeles, California
Vice President,
The Cash Management Trust of America and
The U.S. Treasury Money Fund of America
Senior Vice President - Investment Management Group,
Capital Research and Management Company

Michael J. Downer, Los Angeles, California
Vice President of the funds
Senior Vice President - Fund Business Management Group,
Capital Research and Management Company

Karen F. Hall, Los Angeles, California
Assistant Vice President,
The Cash Management Trust of America and
The U.S. Treasury Money Fund of America
Vice President - Investment Management Group,
Capital Research and Management Company

Julie F. Williams, Los Angeles, California
Secretary of the funds
Vice President - Fund Business Management Group,
Capital Research and Management Company

Anthony W. Hynes, Jr., Brea, California
Treasurer of the funds
Vice President - Fund Business Management Group,
Capital Research and Management Company

Kimberly S. Verdick, Los Angeles, California
Assistant Secretary of the funds
Assistant Vice President - Fund Business Management
Group, Capital Research and Management Company

The American Funds Group(r)

OFFICES OF THE FUNDS AND
OF THE INVESTMENT ADVISER,
CAPITAL RESEARCH AND
MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, California 90071-1443
135 South State College Boulevard
Brea, California 92821-5823

TRANSFER AGENT FOR
SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 2205
Brea, California 92822-2205
P.O. Box 659522
San Antonio, Texas 78265-9522
P.O. Box 6007
Indianapolis, Indiana 46206-6007
P.O. Box 2280
Norfolk, Virginia 23501-2280

CUSTODIAN OF ASSETS
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, California 90071-3405

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

Most funds in the American Funds family offer two share classes, Class A and Class B. Each class has its own sales charge and expense structure, allowing you to choose the one that best meets your situation. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts of $25,000 or more. (There is no sales charge on Class A shares of the money market funds.) Class B shares, which are not available to certain employer-sponsored retirement plans, have no up-front sales charge. However, they are subject to additional expenses of approximately 0.75% a year during the first eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (5% maximum) that declines over time.

The Cash Management Trust of America is the only money market fund among the American Funds that offers Class B shares. These shares may be acquired only by exchanging from Class B shares of other American Funds (i.e., they may not be purchased directly), and they do not offer check-writing privileges.

For more information, contact us at 800/421-0180 or www.americanfunds.com

For information about your account or any of the fund's services, or for a prospectus for any of the American Funds, please contact your financial adviser. You may also call American Funds Service Company, toll-free, at 800/421-0180 or visit www.americanfunds.com on the World Wide Web. Please read the prospectus carefully before you invest or send money.

This report is for the information of shareholders of The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds. If used as sales material after December 31, 2000, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

Printed on recycled paper
Litho in USA AGD/CG/4859
Lit. No. MMF-011-1100